Finance receivables (Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 15,295,281	¥ 16,298,284
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,966,689	11,821,070
Total	11,156,798	12,015,844
Retail Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	128,603	129,649
Retail Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	29,995	29,552
Retail Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	31,511	35,573
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,135,474	1,147,488
Total	1,144,312	1,158,361
Finance Lease Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,896	4,179
Finance Lease Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,465	1,985
Finance Lease Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	4,477	4,709
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,994,171	3,124,079
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,482,697	1,540,395
Total	1,482,701	1,540,397
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1	2
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	3
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	817,896	854,791
Total	818,376	854,887
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		70
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	480	26
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	692,784	728,689
Total	693,094	728,795
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	¥ 310	¥ 106